Economic Activity - Disclosure of Fair Value of Material Assets Acquired Valuation Techniques (Detail)	12 Months Ended
Dec. 31, 2024
Dentegra Seguros Dentales, S.A. [Member] | Trademarks [member]
Disclosure of fair value of material assets acquired valuation techniques [Line Items]
Description of valuation techniques and key model inputs used to measure contingent consideration	“Dentegra” is trademark of the acquired entity, for which a right to use the trademark was signed. This brand has a local presence and offers a broad portfolio of dental and vision insurance services. Of the three main approaches of value (income, market and cost) and the methods that include these approaches, the Group considered the relief from royalty (RFR) method within the income approach as the most appropriate to assess the value of the brand.The basic principle of the RFR method is that without ownership of the intangible in question, the user of such intangible would have to make a stream of payments to the asset owner in exchange for the rights to use that asset. By acquiring the intangible, the user avoids these payments.Based on the projections of the purchase model, the projected income and cash flow of the brand was estimated for the years 2023-2027. As of 2028, a growth of 9.6% was considered according to Management. This growth was used to calculate the terminal value of the brand that has an indefinite useful life.The royalty rate used for brand valuation is 0.4%. This royalty rate was obtained from comparable companies.Brand valuation found a nominal discount rate in MXN (WACC) by estimating a cost of debt (Kd) and equity (CoK).
Entities [Member] | Property, furniture and equipment and Investment properties [member]
Disclosure of fair value of material assets acquired valuation techniques [Line Items]
Description of valuation techniques and key model inputs used to measure contingent consideration	Market comparison technique and cost technique: The valuation model considers market prices quoted for similar items when they are available, and depreciated replacement cost when appropriate. Depreciated replacement cost reflects adjustments for physical deterioration, as well as functional and economic obsolescence.
Entities [Member] | Trademarks [member]
Disclosure of fair value of material assets acquired valuation techniques [Line Items]
Description of valuation techniques and key model inputs used to measure contingent consideration	“Oca” and “Doctors” are trademarks of the acquired group. These brands have a local presence and offer a broad portfolio of healthcare services to their patients. Of the three main approaches of value (income, market and cost) and the methods that include these approaches, the Group considered the relief from royalty (RFR) method within the income approach as the most appropriate to assess the value of the brands. The basic principle of the RFR method is that without ownership of the intangible in question, the user of such intangible would have to make a stream of payments to the asset owner in exchange for the rights to use that asset. By acquiring the intangible, the user avoids these payments. Based on the projections of the purchase model, the projected income and cash flow of the brands was estimated for the years 2022-2027. As of 2028, a growth of 2.3% is estimated according to Management. This growth was used to calculate the terminal value of brands that have an indefinite useful life. The royalty rate used for brand valuation was 2.5%. This royalty rate was obtained from comparable companies. Brands valuation found a nominal discount rate in MXN (WACC) by estimating a cost of debt (Kd) and equity (CoK).
Entities [Member] | Customer relationship [member]
Disclosure of fair value of material assets acquired valuation techniques [Line Items]
Description of valuation techniques and key model inputs used to measure contingent consideration	Contracts agreed with doctors in connection with the healthcare services, mainly, in which a number of services are contracted for an established population. It is considered that they meet the criteria established for the recognition of said intangible asset. The multi-period excess earnings method (“MPEEM”) within the income approach is the most appropriate to value this asset. The MPEEM determines the value of an intangible as the present value of the incremental after-tax cash flows attributable only to the subject intangible after deducting the Contributory Asset Charges (CAC). The concept behind the CAC is that an intangible ‘rents’ or ‘leases’ from a hypothetical third party all the assets it requires to produce the cash flows resulting from its development, that each project leases only those assets it needs (including trading elements) and not those it does not need, and that each project pays to the owner of the assets a fair return (where appropriate) on the value of the leased assets.
Oncomedica S.A [Member] | Loans and Borrowings [Member]
Disclosure of fair value of material assets acquired valuation techniques [Line Items]
Description of valuation techniques and key model inputs used to measure contingent consideration	Oncomedica S.A. and its subsidiaries’ loans and borrowings are private debt. Due to this, Management has used a valuation technique that maximizes the use of relevant observable inputs and has considered the contractual cash flows of the remaining debt discounted at the rate that best represents Oncomedica S.A. and its subsidiaries’ credit risk at the acquisition date.
Oncomedica S.A [Member] | Property, plant and equipment [member]
Disclosure of fair value of material assets acquired valuation techniques [Line Items]
Description of valuation techniques and key model inputs used to measure contingent consideration	Market comparison technique: The valuation model considers market prices quoted for similar items when they are available.
Oncomedica S.A [Member] | Trademarks [member]
Disclosure of fair value of material assets acquired valuation techniques [Line Items]
Description of valuation techniques and key model inputs used to measure contingent consideration	IMAT is the trademark of the acquired group. This brand has a local presence and offers a broad portfolio of healthcare services to patients. Of the three main approaches of value (income, market and cost) and the methods that include these approaches, the Company considered the relief from royalty (RFR) method within the income approach as the most appropriate to assess the value of the IMAT brand. The basic principle of the RFR method is that without ownership of the intangible in question, the user of such intangible would have to make a stream of payments to the asset owner in exchange for the rights to use that asset. By acquiring the intangible, the user avoids these payments. Based on the projections of the purchase model, the projected income and cash flow of IMAT was estimated for the years 2022-2027, and as of 2028, a growth of 2.93% is estimated according to Management. This growth was used to calculate the terminal value of brands that have an indefinite useful life. The royalty rate used for brand valuation is 2.70%. This royalty rate was obtained from comparable companies. Brand valuation found a nominal discount rate in COP (WACC) by estimating a cost of debt (Kd) and equity (CoK). Additionally, a premium of 1.0% will be considered on the WACC related to the lower liquidity of the intangible asset compared to other assets (considered discount rate of 14.03%).